Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued liabilities (Table)

	December 31, 2024	December 31, 2025
Audit fees	$249	$282
Legal fees	104	65
General, administrative and other operating expenses	10,807	2,383
Vessel operating, voyage and dry docking expenses	33,662	17,937
Loan and interest rate swaps interest and financing fees	12,882	9,103
Other accrued liabilities	4,903	8,890
Total Accrued Liabilities	$62,607	$38,660